Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001981535
Registrant Name	SharpLink Gaming, Inc.
Registration File Number	333-287708
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A